ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 13,093	$ 11,795
Accrued payroll and welfare	10,361	8,750
Accrued rental expense	5,498	5,737
Other payables	6,101	4,350
Collection received on behalf of and payable to the former shareholders of business acquired	2,786
Other taxes payable	3,641	2,788
Interest expense payable	2,838	100
Accrued social insurance	2,495	2,557
Accrued outsourcing cost	591	519
Dividend payable		194
Total	47,404	36,790
Beijing MZ
Accrued expenses and other current liabilities
Acquisitions consideration payable	3,743
Xi'an iKang
Accrued expenses and other current liabilities
Acquisitions consideration payable	3,484
Beijing Tianzhikangjian
Accrued expenses and other current liabilities
Acquisitions consideration payable	1,830
Yantai Hongkang
Accrued expenses and other current liabilities
Acquisitions consideration payable	1,480
Yinchuan Ciming
Accrued expenses and other current liabilities
Acquisitions consideration payable	465
iKang Wuhan Xiandai Sunny
Accrued expenses and other current liabilities
Acquisitions consideration payable	171
Shandong Ciming Clinics
Accrued expenses and other current liabilities
Acquisitions consideration payable	699
iKang Shanghai Jianwei
Accrued expenses and other current liabilities
Acquisitions consideration payable		129
Nanjing Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	155	161
Yuanhua
Accrued expenses and other current liabilities
Acquisitions consideration payable		292
Zhejiang Ailikang
Accrued expenses and other current liabilities
Acquisitions consideration payable		62
Shanghai Huajian Management
Accrued expenses and other current liabilities
Acquisitions consideration payable		7,203
Suzhou Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	217	1,032
iKang Tianjin Hedong Dongrun
Accrued expenses and other current liabilities
Acquisitions consideration payable	248	774
iKang Tianjin Hexi Fenghui
Accrued expenses and other current liabilities
Acquisitions consideration payable	248	774
Gold iKang Shenyang Hospital
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 353	368
WA HK
Accrued expenses and other current liabilities
Acquisitions consideration payable		$ 1,000